Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 04, 2012	Jun. 30, 2011
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	JUNIATA VALLEY FINANCIAL CORP
Entity Central Index Key	0000714712
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		4,228,218
Entity Public Float			$ 71,264,474
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No